PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Equipment	$ 161,180	$ 100,184	$ 45,331
Furniture	52,312	10,113	9,459
Leasehold improvement	485,821	189,754	45,572
Less accumulated depreciation	(67,045)	(45,365)	(13,009)
Property, plant and equipment, net	$ 632,268	$ 254,686	$ 87,353